Consolidated Balance Sheet (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets
Noninterest-bearing	$ 2,475	$ 1,714
Interest-bearing	10,560	9,956
Total cash and cash equivalents	13,035	11,670
Trading assets	622	240
Investment securities	15,135	14,846
Loans held-for-sale, net	8,557	11,411
Finance receivables and loans, net
Finance receivables and loans, net	114,755	102,413
Allowance for loan losses	(1,503)	(1,873)
Total finance receivables and loans, net	113,252	100,540
Investment in operating leases, net	9,275	9,128
Mortgage servicing rights	2,519	3,738
Premiums receivable and other insurance assets	1,853	2,181
Other assets	18,741	17,564
Assets of operations held-for-sale	1,070	690
Total assets	184,059	172,008
Liabilities
Noninterest-bearing	2,029	2,131
Interest-bearing	43,021	36,917
Total deposit liabilities	45,050	39,048
Short-term borrowings	7,680	7,508
Long-term debt	92,794	86,612
Interest payable	1,587	1,829
Unearned insurance premiums and service revenue	2,576	2,854
Reserves for insurance losses and loss adjustment expenses	580	862
Accrued expenses and other liabilities	14,084	12,126
Liabilities of operations held-for-sale	337	680
Total liabilities	164,688	151,519
Equity
Common stock and paid-in capital	19,668	19,668
Mandatorily convertible preferred stock held by U.S. Department of Treasury	5,685	5,685
Preferred stock	1,255	1,287
Accumulated deficit	(7,324)	(6,410)
Accumulated other comprehensive income	87	259
Total equity	19,371	20,489
Total liabilities and equity	184,059	172,008
Variable Interest Entity, Primary Beneficiary [Member]
Assets
Loans held-for-sale, net	9	21
Finance receivables and loans, net
Finance receivables and loans, net	40,935	33,483
Allowance for loan losses	(210)	(238)
Total finance receivables and loans, net	40,725	33,245
Investment in operating leases, net	4,389	1,065
Other assets	3,029	3,194
Assets of operations held-for-sale	0	85
Total assets	48,152	37,610
Liabilities
Short-term borrowings	795	964
Long-term debt	33,143	24,466
Interest payable	14	15
Accrued expenses and other liabilities	405	352
Liabilities of operations held-for-sale	0	45
Total liabilities	$ 34,357	$ 25,842